Note 7 - Property, Plant and Equipment (Details) - Property, Plant and Equipment: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013	Oct. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 222,484	$ 306,648
Accumulated Depreciation	175,338	218,431
Accumulated depreciation	(175,338)	(218,431)
Property, plant and equipment	47,146	88,217
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	2,709	2,828
Building [Member]
Property, Plant and Equipment [Line Items]
Cost	39,068	84,030
Accumulated Depreciation	21,461	45,677
Accumulated depreciation	(21,461)	(45,677)
Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	59,101	83,422
Accumulated Depreciation	46,211	61,989
Accumulated depreciation	(46,211)	(61,989)
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	1,537	1,604
Accumulated Depreciation	1,537	1,604
Accumulated depreciation	(1,537)	(1,604)
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	79,422	82,642
Accumulated Depreciation	75,146	77,331
Accumulated depreciation	(75,146)	(77,331)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	5,538	10,779
Accumulated Depreciation	1,088	1,593
Accumulated depreciation	(1,088)	(1,593)
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	33,107	36,641
Accumulated Depreciation	29,895	30,237
Accumulated depreciation	(29,895)	(30,237)
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 2,002	$ 4,702